NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission                                                             July 25, 2023

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust -

PFG American Funds® Conservative Income Strategy Fund

PFG American Funds® Growth Strategy Fund

PFG Fidelity Institutional AM® Equity Index Strategy Fund

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

(previously, PFG Fidelity Institutional AM® Bond ESG Strategy Fund)

PFG JPMorgan Tactical Aggressive Strategy Fund

PFG JPMorgan Tactical Moderate Strategy Fund

PFG BNY Mellon Diversifier Strategy Fund

PFG MFS® Aggressive Growth Strategy Fund

PFG BR Target Allocation Equity Strategy Fund

(previously PFG BR Equity ESG Strategy Fund)

PFG Janus Henderson® Balanced Strategy Fund

PFG Invesco® Equity Factor Rotation Strategy Fund

(previously PFG Invesco® Thematic ESG Strategy Fund)

PFG Meeder Tactical Strategy Fund

PFG Tactical Income Strategy Fund

PFG Active Core Bond Strategy Fund

Post-Effective Amendment No. 1432 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of, PFG American Funds® Conservative Income Strategy Fund, PFG American Funds® Growth Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund (previously, PFG Fidelity Institutional AM® Bond ESG Strategy Fund), PFG JPMorgan Tactical Aggressive Strategy Fund, PFG JPMorgan Tactical Moderate Strategy Fund, PFG BNY Mellon Diversifier Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund, PFG BR Target Allocation Equity Strategy Fund (previously PFG BR Equity ESG Strategy Fund), PFG Janus Henderson® Balanced Strategy Fund, PFG Invesco® Equity Factor Rotation Strategy Fund (previously PFG Invesco® Thematic ESG Strategy Fund), PFG Meeder Tactical Strategy Fund, PFG Tactical Income Strategy Fund, PFG Active Core Bond Strategy Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective

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Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
PFG American Funds® Conservative Income Strategy Fund	1432	0001580642-23-003746	July 21, 2023
PFG American Funds® Growth Strategy Fund	1432	0001580642-23-003746	July 21, 2023
PFG Fidelity Institutional AM® Equity Index Strategy Fund	1432	0001580642-23-003746	July 21, 2023
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	1432	0001580642-23-003746	July 21, 2023
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund (previously, PFG Fidelity Institutional AM® Bond ESG Strategy Fund)	1432	0001580642-23-003746	July 21, 2023
PFG JPMorgan® Tactical Aggressive Strategy Fund	1432	0001580642-23-003746	July 21, 2023
PFG JPMorgan® Tactical Moderate Strategy Fund	1432	0001580642-23-003746	July 21, 2023
PFG BNY Mellon® Diversifier Strategy Fund	1432	0001580642-23-003746	July 21, 2023
PFG MFS® Aggressive Growth Strategy Fund	1432	0001580642-23-003746	July 21, 2023
PFG BR Target Allocation Equity Strategy Fund (previously PFG BR Equity ESG Strategy Fund)	1432	0001580642-23-003746	July 21, 2023
PFG Janus Henderson® Balanced Strategy Fund	1432	0001580642-23-003746	July 21, 2023
PFG Invesco® Equity Factor Rotation Strategy Fund (previously PFG Invesco® Thematic ESG Strategy Fund)	1432	0001580642-23-003746	July 21, 2023
PFG Meeder Tactical Strategy Fund	1432	0001580642-23-003746	July 21, 2023
PFG Tactical Income Strategy Fund	1432	0001580642-23-003746	July 21, 2023
PFG Active Core Bond Strategy Fund	1432	0001580642-23-003746	July 21, 2023

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary

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